Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Including such indeterminate amount of common stock as may be issued from time to time at indeterminate prices or upon conversion of debt securities and/or preferred stock registered hereby, or upon exercise of warrants registered hereby, as the case may be.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Amount Registered | shares	0
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Including such indeterminate amount of preferred stock as may be issued from time to time at indeterminate prices or upon conversion of debt securities and/or preferred stock registered hereby, or upon exercise of warrants registered hereby, as the case may be.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Debt Securities
Amount Registered | shares	0
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices or upon exercise of warrants registered hereby, as the case may be.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Warrants
Amount Registered | shares	0
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for shares of common stock or preferred stock registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another. Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 46,650,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275311
Carry Forward Initial Effective Date	Nov. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,058.55
Offering Note	The amount to be registered consists of up to $46,650,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of preferred stock, common stock, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.